UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   December 8, 2006

EXHIBIT INDEX

Exhibit Number     Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1 relating to the November 27, 2006 distribution.


                                     EX-99.1
         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 November 27, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             19
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com



         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 November 27, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL             BEGINNING                                                                                ENDING
          FACE                 PRINCIPAL                                                      REALIZED   DEFERRED       PRINCIPAL
CLASS     VALUE                BALANCE           PRINCIPAL         INTEREST        TOTAL      LOSSES     INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1         161,500,000.00    128,277,253.57     5,605,867.81       646,731.15    6,252,598.96    0.00    0.00     122,671,385.76
A2         383,500,000.00    228,067,625.25    18,857,461.15     1,126,844.13   19,984,305.28    0.00    0.00     209,210,164.10
A3         148,700,000.00    148,700,000.00             0.00       741,517.33      741,517.33    0.00    0.00     148,700,000.00
A4         169,200,000.00    169,200,000.00             0.00       853,050.00      853,050.00    0.00    0.00     169,200,000.00
A5          59,653,000.00     59,653,000.00             0.00       305,671.91      305,671.91    0.00    0.00      59,653,000.00
M1          44,127,000.00     44,127,000.00             0.00       228,945.59      228,945.59    0.00    0.00      44,127,000.00
M2          37,067,000.00     37,067,000.00             0.00       192,995.51      192,995.51    0.00    0.00      37,067,000.00
M3          21,181,000.00     21,181,000.00             0.00       110,476.57      110,476.57    0.00    0.00      21,181,000.00
M4          19,416,000.00     19,416,000.00             0.00       103,050.42      103,050.42    0.00    0.00      19,416,000.00
M5          19,416,000.00     19,416,000.00             0.00       103,406.38      103,406.38    0.00    0.00      19,416,000.00
M6          17,063,000.00     17,063,000.00             0.00        92,125.98       92,125.98    0.00    0.00      17,063,000.00
M7          16,474,000.00     16,474,000.00             0.00        96,949.49       96,949.49    0.00    0.00      16,474,000.00
M8          14,709,000.00     14,709,000.00             0.00        87,910.79       87,910.79    0.00    0.00      14,709,000.00
M9          10,591,000.00     10,591,000.00             0.00        73,007.29       73,007.29    0.00    0.00      10,591,000.00
M10         10,002,000.00     10,002,000.00             0.00        71,697.67       71,697.67    0.00    0.00      10,002,000.00
M11         11,179,000.00     11,179,000.00             0.00        80,134.80       80,134.80    0.00    0.00      11,179,000.00
P                  100.00            100.00             0.00       391,863.07      391,863.07    0.00    0.00             100.00
R                    0.00              0.00             0.00             0.00            0.00    0.00    0.00               0.00
TOTALS   1,143,778,100.00    955,122,978.82    24,463,328.96     5,306,378.08   29,769,707.04    0.00    0.00     930,659,649.86
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
          FACE               NOTIONAL                                                          REALIZED   DEFERRED      NOTIONAL
CLASS     VALUE              BALANCE            PRINCIPAL          INTEREST         TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        1,176,727,234.11    988,071,341.37             0.00       908,884.75      908,884.75    0.00    0.00     963,608,012.41
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                                  ENDING           PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL              INTEREST            TOTAL        PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
   A1    46626LJK7       794.28639981      34.71125579            4.00452725           38.71578303    759.57514403   5.500000%
   A2    46626LHR4       594.70045698      49.17199778            2.93831585           52.11031364    545.52845919   5.390000%
   A3    46626LHS2     1,000.00000000       0.00000000            4.98666664            4.98666664  1,000.00000000   5.440000%
   A4    46626LHT0     1,000.00000000       0.00000000            5.04166667            5.04166667  1,000.00000000   5.500000%
   A5    46626LHU7     1,000.00000000       0.00000000            5.12416660            5.12416660  1,000.00000000   5.590000%
   M1    46626LHV5     1,000.00000000       0.00000000            5.18833345            5.18833345  1,000.00000000   5.660000%
   M2    46626LHW3     1,000.00000000       0.00000000            5.20666658            5.20666658  1,000.00000000   5.680000%
   M3    46626LHX1     1,000.00000000       0.00000000            5.21583353            5.21583353  1,000.00000000   5.690000%
   M4    46626LHY9     1,000.00000000       0.00000000            5.30750000            5.30750000  1,000.00000000   5.790000%
   M5    46626LHZ6     1,000.00000000       0.00000000            5.32583333            5.32583333  1,000.00000000   5.810000%
   M6    46626LJA9     1,000.00000000       0.00000000            5.39916662            5.39916662  1,000.00000000   5.890000%
   M7    46626LJB7     1,000.00000000       0.00000000            5.88500000            5.88500000  1,000.00000000   6.420000%
   M8    46626LJC5     1,000.00000000       0.00000000            5.97666667            5.97666667  1,000.00000000   6.520000%
   M9    46626LJD3     1,000.00000000       0.00000000            6.89333302            6.89333302  1,000.00000000   7.520000%
   M10   46626LJE1     1,000.00000000       0.00000000            7.16833333            7.16833333  1,000.00000000   7.820000%
   M11   46626LJF8     1,000.00000000       0.00000000            7.16833348            7.16833348  1,000.00000000   7.820000%
    P    46626LJH4     1,000.00000000       0.00000000    3,918,630.70000000    3,918,630.70000000  1,000.00000000   0.000000%
 TOTALS                  835.05968406      21.38817745            4.63934226           26.02751971    813.67150662
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                   ENDING            PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL            INTEREST              TOTAL         NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
    C    46626LJG9       839.67746537       0.00000000            0.77238354            0.77238354    818.88817092   0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 November 27, 2006
Dates:
Record Date                                                                                   11/24/06
Determination Date                                                                            11/15/06
Distribution Date                                                                             11/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                        428,314.97
Group 1                                                                                      95,188.52
Group 2                                                                                     333,126.45

Principal Prepayments (Total)                                                            23,482,104.86
Group 1                                                                                   5,394,377.35
Group 2                                                                                  17,656,168.16

Curtailments (Total)                                                                         24,007.27
Group 1                                                                                       4,621.18
Group 2                                                                                      19,386.09

Curtailment Interest Adjustments (Total)                                                        -15.85
Group 1                                                                                          -5.61
Group 2                                                                                         -10.24

Repurchase Principal (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Net Liquidation Proceeds (Total)                                                            528,917.71
Group 1                                                                                      12,584.89
Group 2                                                                                     516,332.82
Other Principal Adjustments (Total)                                                               0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Non Recoverable Principal Advances (Total)                                                    1,635.37
Group 1                                                                                         166.79
Group 2                                                                                       1,468.58

Retro SSCRA                                                                                       0.00

Interest Funds:

Gross Interest                                                                            6,406,152.76
Group 1                                                                                   1,124,667.38
Group 2                                                                                   5,281,485.38

Servicing Fees                                                                              411,696.25
Group 1                                                                                      72,034.51
Group 2                                                                                     339,661.74

Trustee Fees                                                                                  3,293.61
Group 1                                                                                         576.29
Group 2                                                                                       2,717.32

Custodian Fee                                                                                 1,646.79
Group 1                                                                                         288.14
Group 2                                                                                       1,358.65

Trust Oversight Manager Fees                                                                 12,350.89
Group 1                                                                                       2,161.04
Group 2                                                                                      10,189.85

Non Recoverable Interest Advances (Total)                                                    34,737.11
Group 1                                                                                       2,325.27
Group 2                                                                                      32,411.84

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   57
Group 1                                                                                             20
Group 2                                                                                             37

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected       13,085,030.57
Group 1                                                                                   3,308,262.88
Group 2                                                                                   9,776,767.69

Amount of Prepayment Penalties Collected                                                    391,863.07
Group 1                                                                                      90,780.82
Group 2                                                                                     301,082.25
Available Remitance Amount                                                               29,972,562.35

Principal Remittance Amount (Total)                                                      24,030,134.24
Group 1                                                                                   5,506,599.54
Group 2                                                                                  18,523,534.70

Interest Remittance Amount (Total)                                                        5,942,428.11
Group 1                                                                                   1,047,282.13
Group 2                                                                                   4,895,145.98

Pool Detail:
Beginning Number of Loans Outstanding                                                            4,968
Group 1                                                                                          1,364
Group 2                                                                                          3,604

Ending Number of Loans Outstanding                                                               4,857
Group 1                                                                                          1,333
Group 2                                                                                          3,524

Beginning Aggregate Loan Balance                                                        988,071,341.37
Group 1                                                                                 172,882,964.69
Group 2                                                                                 815,188,376.68

Ending Aggregate Loan Balance                                                           963,608,012.41
Group 1                                                                                 167,361,868.59
Group 2                                                                                 796,246,143.82

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Weighted Average Remaning Term To Maturity                                                         330
Group 1                                                                                            330
Group 2                                                                                            330

Weighted Average Net Mortgage Rate                                                            7.25919%
Group 1                                                                                       7.28544%
Group 2                                                                                       7.25362%

Interest Accrual Period
Start Date                                                                            October 25, 2006
End Date                                                                             November 27, 2006
Number of Days in Accrual Period                                                                    33


    Delinquent Mortgage Loans
             Group 1
            Category           Number    Principal Balance      Percentage
             1 Month             39           5,173,727.81           3.09%
             2 Month             13           1,094,109.58           0.65%
             3 Month              8             600,924.76           0.36%
              Total              60           6,868,762.15           4.10%
    Delinquent Mortgage Loans
             Group 2
            Category           Number    Principal Balance      Percentage
             1 Month             118         28,990,345.16           3.64%
             2 Month             43          10,075,533.78           1.27%
             3 Month             12           2,059,179.57           0.26%
              Total              173         41,125,058.51           5.16%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                                  Bankruptcies
  Group Number     Number of Loans  Principal Balance   Percentage
          1               4                508,732.81        0.30%
          2               6              1,178,961.69        0.15%
     Total                10             1,687,694.50        0.18%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                    174,445.82
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                          89,132.06
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       245,154.93
Total Number of Bankruptcy Loans                                                                   4
Total Principal Balance of Bankruptcy Loans                                               508,732.81

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                     24,291.70
Number of Bankruptcy Loans that are 1 Month Delinquent                                             3
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         791,571.01
Number of Bankruptcy Loans that are 2 Months Delinquent                                            1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        283,871.37
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                        79,227.61
Total Number of Bankruptcy Loans                                                                   6
Total Principal Balance of Bankruptcy Loans                                             1,178,961.69

                            Foreclosures
    Group Number    Number of Loans  Principal Balance   Percentage
             1             22            3,362,338.19         2.01%
             2            123           34,248,002.48         4.30%
        Total             145           37,610,340.67         3.90%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                        234,449.20
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         21
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    3,127,888.99
Total Number of Foreclosure Loans                                                                 22
Total Principal Balance of Foreclosure Loans                                            3,362,338.19

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           3
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       504,380.74
Number of Foreclosure Loans that are 3+ Months Delinquent                                        120
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   33,743,621.74
Total Number of Foreclosure Loans                                                                123
Total Principal Balance of Foreclosure Loans                                           34,248,002.48

                                 REO Properties
    Group Number       Number of Loans  Principal Balance     Percentage
             1                0                     0.00           0.00%
             2                8             3,256,637.59           0.41%
        Total                 8             3,256,637.59           0.34%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  8
Principal Balance of REO Loans that are 3+ Months Delinquent                            3,256,637.59
Total Number of REO Loans                                                                          8
Total Principal Balance of REO Loans                                                    3,256,637.59

 REO Property Scheduled Balance
   Group Number    Loan Number        REO Date   Schedule Principal Balance
         2            11369882      05/01/2006                    77,766.41
         2            11383739      03/01/2006                   124,080.00
         2            11390714      02/01/2006                   876,742.90
         2            11399818      03/01/2006                   535,561.52
         2            11423220      02/01/2006                   285,958.43
         2            11428089      02/01/2006                   662,412.83
         2            11429251      03/01/2006                   270,115.50
         2            11432414      03/01/2006                   424,000.00
       Total                                                   3,256,637.59

Principal Payoffs by Group occured in this Distribution
     Group Number     Number of Loans         Principal Balance     Percentage
              1                     0              5,421,292.01          3.24%
              2                     0             18,589,730.56          2.33%
         Total                      0             24,011,022.57          2.49%

   Realized Loss Group Report
          Group Number     Current Loss    Cumulative Loss    Ending Balance  Balance of Liquidated Loans  Net Liquidation Proceeds
                1              14,329.77         14,414.77    167,361,868.59                   26,914.66               12,584.89
                2             417,229.58      1,149,719.98    796,246,143.82                  933,562.40              516,332.82
              TOTAL           431,559.35      1,164,134.75    963,608,012.41                  960,477.06              528,917.71

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                 431,559.35
Group 1                                                                                         14,329.77
Group 2                                                                                        417,229.58

Cumulative Realized Losses - Reduced by Recoveries                                           1,164,134.75
Group 1                                                                                         14,414.77
Group 2                                                                                      1,149,719.98

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00
Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 36.70% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           5.85139%
36.70% of of Senior Enhancement Percetage                                                        9.66395%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.09893%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       32,948,362.56
Ending Overcollateralization Amount                                                         32,948,362.56
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,060,553.69
Payment to Class C                                                                             908,884.75
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                           314,166.38

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  314,166.38
Withdrawals from the Swap Account                                                              314,166.38
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                        32,640.59
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                    32,640.59
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        8,938.89
Class M-10                                                                                      11,192.32
Class M-11                                                                                      12,509.39

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        8,938.89
Class M-10                                                                                      11,192.32
Class M-11                                                                                      12,509.39

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    6.599264

One-Month LIBOR for Such Distribution Date                                                       5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.500000
Class A-2                                                                                        5.390000
Class A-3                                                                                        5.440000
Class A-4                                                                                        5.500000
Class A-5                                                                                        5.590000
Class M-1                                                                                        5.660000
Class M-2                                                                                        5.680000
Class M-3                                                                                        5.690000
Class M-4                                                                                        5.790000
Class M-5                                                                                        5.810000
Class M-6                                                                                        5.890000
Class M-7                                                                                        6.420000
Class M-8                                                                                        6.520000
Class M-9                                                                                        7.520000
Class M-10                                                                                       7.820000
Class M-11                                                                                       7.820000
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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